Net Loss Per Share (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Earnings Per Share [Abstract]
Schedule of Earnings Per Share, Basic and Diluted

The following table sets forth the computation of basic and diluted net (loss) income per share attributable to common stockholders for the periods presented:

	Three Months Ended March 31,
	2022	2021
Numerator:
Net (loss) income attributable to common stockholders, basic	$(64,424)	$938
Less: undistributed earnings attributable to participating securities	$—	$(938)
Net (loss) income attributable to common stockholders, diluted	$(64,424)	$—
Denominator:
Weighted-average number of shares used to compute net (loss) income per share attributable to common stockholders, basic	66,007,461	61,598,361
Dilutive effect of common share equivalents	—	54,714,474
Weighted-average number of shares used to compute net (loss) income per share attributable to common stockholders, diluted	66,007,461	116,312,835
Net (loss) income per share attributed to common stockholders:
Basic	$(0.98)	$0.00
Diluted	$(0.98)	$0.00

	Year Ended December 31,
	2021	2020
Numerator:
Net loss attributable to common stockholders, basic and diluted	$(18,499)	$(9,712)
Denominator:
Weighted-average number of shares used to compute net loss per share attributable to common stockholders, basic and diluted.	17,386,008	11,946,614
Net loss per share attributable to common stockholders, basic and diluted	$(1.06)	$(0.81)

Schedule of Antidilutive Securities Excluded from Computation of Earnings Per Share

The following potentially dilutive shares were excluded in the calculation of diluted shares outstanding as the effect would have been anti-dilutive:

	Three Months Ended March 31,
	2022	2021
Outstanding options	14,960,963	17,176
Common stock and preferred stock warrants	3,774,437	3,774,437
Public and Private Placement Warrants issued upon Merger	25,853,271	—
Common stock subject to repurchase	3,018,878	—
Convertible notes	—	693,078
Total	47,607,549	4,484,691

	Year Ended December 31
	2021	2020
Convertible notes	—	1,714,765
Convertible preferred stock	23,668,198	15,717,345
Outstanding stock options	5,031,310	3,209,063
Warrants to purchase common stock	74,895	74,895
Warrants to purchase convertible preferred stock	1,133,725	1,133,725
Common stock subject to repurchase	3,650,675	3,084,252
Total	33,558,803	24,934,045